Note 9 - Stockholders' Equity (Details) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended
	Aug. 11, 2014 $ / shares	Mar. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 17, 1998 $ / shares
Stockholders' Equity Note [Abstract]
Number Of Rights Distributed As Dividend Per Share					1
Common Stock, Par or Stated Value Per Share			$ 0.01	$ 0.01	$ 0.01
NASDAQ Minimum Bid Price Requirement	$ 1.00
Period to Regain Compliance with NASDAQ	180 days
Bid Price, Consecutive Days	10 days
Common Stock, Shares, Issued (in Shares) | shares		10,704	86,878	84,437
Share Price		$ 2.00
Proceeds from Issuance Initial Public Offering (in Dollars) | $		$ 19,675